Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-41066
Entity Registrant Name	Sono Group N.V.
Entity Central Index Key	0001840416
Entity Tax Identification Number	98-1828632
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	4965 Trinidad Drive
Entity Address, City or Town	Land O’ Lakes
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34639
City Area Code	352
Local Phone Number	502-1191
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares
Trading Symbol	SSM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false